Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	[1]	€ 12,061
Ending balance		9,307	€ 12,061	[1]
Subordinated borrowings - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		1,389
Net exchange difference		11	52
Ending balance		2,207	1,389
Trust pass-through securities - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		133
Net exchange difference		2	6
Ending balance		136	133
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		12,061
Net exchange difference		149	263
Ending balance		9,307	12,061
Assets held to hedge Trust pass through securities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		10
Net exchange difference		0	1
Ending balance		11	10
Cash flow hedges [member] | Subordinated borrowings - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		1,389	764
Addition		806	640
Repayment		0	0
Disposal of a business			0
Realized gains / losses in income statement		0	0
Movements related to fair value hedges		0	0
Amortization		1	2
Transfer to/from other headings			(68)
Other		0	0
Ending balance			1,389
Cash flow hedges [member] | Trust pass-through securities - held at amortized cost [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		133	133
Addition		0	0
Repayment		0	0
Disposal of a business			0
Realized gains / losses in income statement		0	0
Movements related to fair value hedges		1	(6)
Amortization		(1)	0
Transfer to/from other headings			0
Other		0	0
Ending balance			133
Cash flow hedges [member] | Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		12,061	13,635
Addition		4,117	3,545
Repayment		(7,014)	(5,211)
Disposal of a business			(151)
Realized gains / losses in income statement		(8)	(23)
Movements related to fair value hedges		0	0
Amortization		1	2
Transfer to/from other headings			0
Other		0	0
Ending balance			12,061
Cash flow hedges [member] | Assets held to hedge Trust pass through securities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		10	15
Addition		0	0
Repayment		0	0
Disposal of a business			0
Realized gains / losses in income statement		1	(6)
Movements related to fair value hedges		0	0
Amortization		0	0
Transfer to/from other headings			0
Other		€ 0	0
Ending balance			€ 10

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.